Note 3 - Securities - Summary of Securities in a Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale securities, less than 12 months, gross unrealized losses	$ 20,696	$ 1,597
Available-for-sale securities, less than 12 months, fair value	156,831	142,678
Available-for-sale securities, greater than 12 months, gross unrealized losses	28,026	90
Available-for-sale securities, greater than 12 months, fair value	108,751	1,805
Available-for-sale securities, gross unrealized losses	48,722	1,687
Available-for-sale securities, fair value	265,582	144,483
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	14,051	485
Available-for-sale securities, less than 12 months, fair value	95,233	38,544
Available-for-sale securities, greater than 12 months, gross unrealized losses	10,095	90
Available-for-sale securities, greater than 12 months, fair value	28,058	1,805
Available-for-sale securities, gross unrealized losses	24,956	575
Available-for-sale securities, fair value	123,291	40,349
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	6,580	1,095
Available-for-sale securities, less than 12 months, fair value	59,163	101,651
Available-for-sale securities, greater than 12 months, gross unrealized losses	16,791	0
Available-for-sale securities, greater than 12 months, fair value	78,523	0
Available-for-sale securities, gross unrealized losses	23,371	1,095
Available-for-sale securities, fair value	137,686	101,651
US Government Agencies Debt Securities [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	65	17
Available-for-sale securities, less than 12 months, fair value	2,435	2,483
Available-for-sale securities, greater than 12 months, gross unrealized losses	330	0
Available-for-sale securities, greater than 12 months, fair value	2,170	0
Available-for-sale securities, gross unrealized losses	395	17
Available-for-sale securities, fair value	4,605	2,483
Other Debt Obligations [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	0	0
Available-for-sale securities, less than 12 months, fair value	0	0
Available-for-sale securities, greater than 12 months, gross unrealized losses	0	0
Available-for-sale securities, greater than 12 months, fair value	0	0
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities, fair value	$ 0	$ 0